As filed with the Securities and Exchange Commission on June 10, 2011
Registration Nos. 333-62270 and 811-10399

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
------------------------
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.  _____
Post-Effective Amendment No. 50                                                  [X]
and/or

REGISTRATION STATEMENT
Under the Investment Company Act Of 1940

Amendment No. 52                                             [X]

HENDERSON GLOBAL FUNDS
(Exact Name of Registrant as Specified in Charter)

737 NORTH MICHIGAN AVENUE, SUITE 1700
CHICAGO, ILLINOIS 60611
(Address of Principal Executive Offices, including Zip Code)

Registrant's Telephone Number, Including Area Code:  (312) 397-1122

(Name and Address of Agent for Service)	Copy to:
CHRISTOPHER K. YARBROUGH 737 NORTH MICHIGAN AVENUE, SUITE 1700 CHICAGO, ILLINOIS 60611	CATHY G. O’KELLY VEDDER PRICE P.C. 222 NORTH LASALLE STREET CHICAGO, ILLINOIS 60601

It is proposed that this filing will become effective:  (check appropriate box)

     X         immediately upon filing pursuant to paragraph (b); or
_______   on ______ pursuant to paragraph (b); or
_______   60 days after filing pursuant to paragraph (a)(1); or
_______   on _____________ pursuant to paragraph (a)(1); or
_______   75 days after filing pursuant to paragraph (a)(2); or
_______   on __________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
___This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 50 to the Registration Statement meets all the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment No. 50 and Amendment No. 52 under the Investment Company Act of 1940, as amended to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the in City of Chicago, and State of Illinois, on the 10th day of June, 2011.

HENDERSON GLOBAL FUNDS

By:       /s/ James G. O’Brien
President

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

Signatures                                                                                         Title                                                         Date

By:       /s/ Roland C. Baker*                                                                Trustee                                                      June 10, 2011
Roland C. Baker

By:       /s/ Faris F. Chesley*                                                                Trustee                                                      June 10, 2011
Faris F. Chesley

By:       /s/ C. Gary Gerst*                                                                    Trustee                                                      June 10, 2011
C. Gary Gerst

By:       /s/ James W. Atkinson*                                                            Trustee                                                      June 10, 2011
James W. Atkinson

By:       /s/ Richard W. Durkes*                                                             Trustee                                                      June 10, 2011
Richard W. Durkes

By:       /s/ James G. O’Brien                                                                Trustee and President                                 June 10, 2011
James G. O’Brien                                                                     (principal executive officer)

By:       /s/ Charles Thompson II                                    Trustee and Vice President                          June 10, 2011
Charles Thompson II

By:       /s/ Troy Statczar                                                                      Treasurer                                                    June 10, 2011
Troy Statczar                                                                           (principal financial officer/
                                  principal accounting officer)

*By:      /s/ James G. O’Brien
James G. O’Brien

* Pursuant to powers of attorney filed with Post-Effective Amendment No. 40 to the Registrant’s Registration Statement filed on Form N-1A with the Commission on October 1, 2010 and powers of attorney filed with Post-Effective Amendment No. 46 to the Registrant’s Registration Statement filed on Form N-1A with the Commission on April 1, 2011.

 Exhibit Index

Exhibit No.
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase